DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 40.5%
Aerospace & Defense - 0.6%
Axon Enterprise, Inc. (A)	54	$ 7,437
Curtiss-Wright Corp.	31	4,655
Hexcel Corp.	66	3,925
Mercury Systems, Inc. (A)	45	2,900
Woodward, Inc.	49	6,121

		25,038

Air Freight & Logistics - 0.1%
GXO Logistics, Inc. (A)	77	5,493

Airlines - 0.1%
JetBlue Airways Corp. (A)	249	3,723

Auto Components - 0.6%
Adient PLC (A)	74	3,017
Dana, Inc.	113	1,985
Fox Factory Holding Corp. (A)	33	3,232
Gentex Corp.	186	5,426
Goodyear Tire & Rubber Co. (A)	220	3,144
Lear Corp.	47	6,702
Visteon Corp. (A)	22	2,401

		25,907

Automobiles - 0.2%
Harley-Davidson, Inc.	121	4,767
Thor Industries, Inc.	44	3,463

		8,230

Banks - 2.7%
Associated Banc-Corp.	117	2,663
Bank of Hawaii Corp.	32	2,685
Bank OZK	95	4,057
Cadence Bank	148	4,331
Cathay General Bancorp	59	2,640
Commerce Bancshares, Inc.	87	6,228
Cullen / Frost Bankers, Inc.	45	6,229
East West Bancorp, Inc.	111	8,771
First Financial Bankshares, Inc.	101	4,456
First Horizon Corp.	419	9,842
FNB Corp.	267	3,324
Fulton Financial Corp.	127	2,111
Glacier Bancorp, Inc.	85	4,274
Hancock Whitney Corp.	68	3,546
Home BancShares, Inc.	118	2,667
International Bancshares Corp.	42	1,773
Old National Bancorp	232	3,800
PacWest Bancorp	94	4,054
Pinnacle Financial Partners, Inc.	60	5,525
Prosperity Bancshares, Inc.	72	4,995
Synovus Financial Corp.	114	5,586
Texas Capital Bancshares, Inc. (A)	40	2,292
UMB Financial Corp.	34	3,304
Umpqua Holdings Corp.	170	3,206
United Bankshares, Inc.	107	3,732
Valley National Bancorp	331	4,310
Webster Financial Corp.	141	7,913
Wintrust Financial Corp.	45	4,182

		122,496

Beverages - 0.1%
Boston Beer Co., Inc., Class A (A)	7	2,719

	Shares	Value
COMMON STOCKS (continued)
Biotechnology - 0.6%
Arrowhead Pharmaceuticals, Inc. (A)	83	$ 3,817
Exelixis, Inc. (A)	248	5,622
Halozyme Therapeutics, Inc. (A)	110	4,387
Neurocrine Biosciences, Inc. (A)	74	6,938
United Therapeutics Corp. (A)	35	6,279

		27,043

Building Products - 1.0%
Builders FirstSource, Inc. (A)	150	9,681
Carlisle Cos., Inc.	41	10,083
Lennox International, Inc.	26	6,704
Owens Corning	79	7,229
Simpson Manufacturing Co., Inc.	34	3,707
Trex Co., Inc. (A)	90	5,880

		43,284

Capital Markets - 0.8%
Affiliated Managers Group, Inc.	32	4,510
Evercore, Inc., Class A	31	3,451
Federated Hermes, Inc.	76	2,589
Interactive Brokers Group, Inc., Class A	69	4,548
Janus Henderson Group PLC	133	4,658
Jefferies Financial Group, Inc.	152	4,993
SEI Investments Co.	83	4,997
Stifel Financial Corp.	82	5,568

		35,314

Chemicals - 1.0%
Ashland Global Holdings, Inc.	42	4,133
Avient Corp.	72	3,456
Cabot Corp.	44	3,010
Chemours Co.	126	3,967
Ingevity Corp. (A)	31	1,986
Minerals Technologies, Inc.	26	1,720
NewMarket Corp.	5	1,622
Olin Corp.	111	5,803
RPM International, Inc.	102	8,307
Scotts Miracle-Gro Co.	32	3,935
Sensient Technologies Corp.	33	2,770
Valvoline, Inc.	141	4,450

		45,159

Commercial Services & Supplies - 0.6%
Brink’s Co.	39	2,652
Clean Harbors, Inc. (A)	39	4,354
IAA, Inc. (A)	106	4,055
MillerKnoll, Inc.	59	2,039
MSA Safety, Inc.	29	3,848
Stericycle, Inc. (A)	72	4,242
Tetra Tech, Inc.	42	6,928

		28,118

Communications Equipment - 0.4%
Calix, Inc. (A)	43	1,845
Ciena Corp. (A)	121	7,336
Lumentum Holdings, Inc. (A)	57	5,563
ViaSat, Inc. (A)	58	2,831

		17,575

Construction & Engineering - 0.6%
AECOM	111	8,526
Dycom Industries, Inc. (A)	24	2,286
EMCOR Group, Inc.	42	4,730

Transamerica ETF Trust	Page 1

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering (continued)
Fluor Corp. (A)	111	$ 3,185
MasTec, Inc. (A)	46	4,007
Valmont Industries, Inc.	17	4,056

		26,790

Construction Materials - 0.1%
Eagle Materials, Inc.	31	3,979

Consumer Finance - 0.2%
FirstCash Holdings, Inc.	32	2,251
Navient Corp.	121	2,062
PROG Holdings, Inc. (A)	44	1,266
SLM Corp.	219	4,020

		9,599

Containers & Packaging - 0.3%
AptarGroup, Inc.	52	6,110
Greif, Inc., Class A	21	1,367
Silgan Holdings, Inc.	66	3,051
Sonoco Products Co.	77	4,817

		15,345

Diversified Consumer Services - 0.4%
Graham Holdings Co.	3	1,834
Grand Canyon Education, Inc. (A)	31	3,011
H&R Block, Inc.	129	3,359
Service Corp. International	129	8,491

		16,695

Diversified Financial Services - 0.1%
Voya Financial, Inc.	85	5,640

Diversified Telecommunication Services - 0.1%
Iridium Communications, Inc. (A)	104	4,193

Electric Utilities - 0.5%
ALLETE, Inc.	41	2,746
Hawaiian Electric Industries, Inc.	86	3,639
IDACORP, Inc.	40	4,614
OGE Energy Corp.	157	6,403
PNM Resources, Inc.	67	3,194

		20,596

Electrical Equipment - 0.7%
Acuity Brands, Inc.	27	5,111
EnerSys	32	2,386
Hubbell, Inc.	43	7,902
nVent Electric PLC	132	4,591
Regal Rexnord Corp.	53	7,885
Sunrun, Inc. (A)	162	4,920
Vicor Corp. (A)	17	1,200

		33,995

Electronic Equipment, Instruments & Components - 1.3%
Arrow Electronics, Inc. (A)	53	6,287
Avnet, Inc.	78	3,166
Belden, Inc.	35	1,939
Cognex Corp.	139	10,724
Coherent, Inc. (A)	19	5,194
II-VI, Inc. (A)	83	6,017
Jabil, Inc.	113	6,975
Littelfuse, Inc.	19	4,739
National Instruments Corp.	103	4,181
TD SYNNEX Corp.	33	3,406

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology, Inc.	104	$ 2,038
Vontier Corp.	133	3,377

		58,043

Energy Equipment & Services - 0.2%
ChampionX Corp. (A)	159	3,892
NOV, Inc.	308	6,040

		9,932

Entertainment - 0.0% (B)
World Wrestling Entertainment, Inc., Class A	34	2,123

Equity Real Estate Investment Trusts - 3.9%
American Campus Communities, Inc.	109	6,101
Apartment Income Corp.	123	6,576
Brixmor Property Group, Inc.	234	6,040
Camden Property Trust	80	13,296
Corporate Office Properties Trust	88	2,512
Cousins Properties, Inc.	117	4,714
Douglas Emmett, Inc.	138	4,612
EastGroup Properties, Inc.	32	6,505
EPR Properties	59	3,228
First Industrial Realty Trust, Inc.	102	6,315
Healthcare Realty Trust, Inc.	116	3,188
Highwoods Properties, Inc.	82	3,751
Hudson Pacific Properties, Inc.	120	3,330
JBG SMITH Properties	90	2,630
Kilroy Realty Corp.	82	6,266
Kite Realty Group Trust	172	3,916
Lamar Advertising Co., Class A	68	7,900
Life Storage, Inc.	64	8,987
Macerich Co.	167	2,612
Medical Properties Trust, Inc.	468	9,893
National Retail Properties, Inc.	138	6,202
National Storage Affiliates Trust	64	4,017
Omega Healthcare Investors, Inc.	187	5,827
Park Hotels & Resorts, Inc.	186	3,633
Pebblebrook Hotel Trust	103	2,521
Physicians Realty Trust	173	3,034
PotlatchDeltic Corp.	54	2,847
PS Business Parks, Inc.	16	2,689
Rayonier, Inc.	114	4,688
Rexford Industrial Realty, Inc.	126	9,398
Sabra Health Care, Inc.	179	2,665
SL Green Realty Corp.	50	4,059
Spirit Realty Capital, Inc.	100	4,602
STORE Capital Corp.	193	5,641

		174,195

Food & Staples Retailing - 0.5%
BJ’s Wholesale Club Holdings, Inc. (A)	107	7,234
Casey’s General Stores, Inc.	29	5,747
Grocery Outlet Holding Corp. (A)	69	2,262
Performance Food Group Co. (A)	121	6,160
Sprouts Farmers Market, Inc. (A)	88	2,814

		24,217

Food Products - 0.7%
Darling Ingredients, Inc. (A)	127	10,208
Flowers Foods, Inc.	156	4,011
Hain Celestial Group, Inc. (A)	72	2,477
Ingredion, Inc.	52	4,532
Lancaster Colony Corp.	16	2,386
Pilgrim’s Pride Corp. (A)	38	954

Transamerica ETF Trust	Page 2

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Post Holdings, Inc. (A)	45	$ 3,117
Sanderson Farms, Inc.	17	3,187

		30,872

Gas Utilities - 0.7%
National Fuel Gas Co.	72	4,946
New Jersey Resources Corp.	75	3,440
ONE Gas, Inc.	42	3,706
Southwest Gas Holdings, Inc.	138	10,804
Spire, Inc.	41	2,942
UGI Corp.	165	5,976

		31,814

Health Care Equipment & Supplies - 1.2%
Envista Holdings Corp. (A)	127	6,186
Globus Medical, Inc., Class A (A)	62	4,574
Haemonetics Corp. (A)	40	2,529
ICU Medical, Inc. (A)	16	3,562
Integra LifeSciences Holdings Corp. (A)	57	3,663
LivaNova PLC (A)	42	3,437
Masimo Corp. (A)	40	5,822
Neogen Corp. (A)	85	2,621
NuVasive, Inc. (A)	41	2,325
Penumbra, Inc. (A)	28	6,220
Quidel Corp. (A)	30	3,374
STAAR Surgical Co. (A)	37	2,957
Tandem Diabetes Care, Inc. (A)	50	5,814

		53,084

Health Care Providers & Services - 1.1%
Acadia Healthcare Co., Inc. (A)	71	4,653
Amedisys, Inc. (A)	26	4,479
Chemed Corp.	12	6,079
Encompass Health Corp.	78	5,546
HealthEquity, Inc. (A)	66	4,451
LHC Group, Inc. (A)	25	4,215
Option Care Health, Inc. (A)	109	3,113
Patterson Cos., Inc.	68	2,201
Progyny, Inc. (A)	55	2,827
R1 RCM, Inc. (A)	105	2,810
Tenet Healthcare Corp. (A)	84	7,221

		47,595

Hotels, Restaurants & Leisure - 1.1%
Boyd Gaming Corp.	64	4,210
Choice Hotels International, Inc.	26	3,686
Churchill Downs, Inc.	27	5,988
Cracker Barrel Old Country Store, Inc.	18	2,137
Marriott Vacations Worldwide Corp.	33	5,204
Papa John’s International, Inc.	25	2,632
Scientific Games Corp., Class A (A)	76	4,465
Six Flags Entertainment Corp. (A)	61	2,654
Texas Roadhouse, Inc.	55	4,605
Travel & Leisure Co.	68	3,940
Wendy’s Co.	138	3,032
Wingstop, Inc.	23	2,699
Wyndham Hotels & Resorts, Inc.	73	6,182

		51,434

Household Durables - 0.6%
Helen of Troy Ltd. (A)	19	3,721
KB Home	67	2,169
Leggett & Platt, Inc.	105	3,654
Taylor Morrison Home Corp. (A)	96	2,613
Tempur Sealy International, Inc.	151	4,216

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
Toll Brothers, Inc.	88	$ 4,138
TopBuild Corp. (A)	26	4,716
Tri Pointe Homes, Inc. (A)	87	1,747

		26,974

Household Products - 0.0% (B)
Energizer Holdings, Inc.	51	1,569

Insurance - 1.6%
Alleghany Corp. (A)	11	9,317
American Financial Group, Inc.	52	7,572
Brighthouse Financial, Inc. (A)	61	3,151
CNO Financial Group, Inc.	94	2,358
First American Financial Corp.	86	5,575
Hanover Insurance Group, Inc.	28	4,187
Kemper Corp.	47	2,657
Kinsale Capital Group, Inc.	17	3,876
Mercury General Corp.	21	1,155
Old Republic International Corp.	224	5,795
Primerica, Inc.	31	4,241
Reinsurance Group of America, Inc.	53	5,801
RenaissanceRe Holdings Ltd.	35	5,548
RLI Corp.	31	3,430
Selective Insurance Group, Inc.	47	4,200
Unum Group	160	5,042

		73,905

Interactive Media & Services - 0.2%
TripAdvisor, Inc. (A)	78	2,115
Yelp, Inc. (A)	54	1,842
Ziff Davis, Inc. (A)	38	3,678

		7,635

IT Services - 0.9%
Alliance Data Systems Corp.	39	2,190
Concentrix Corp.	34	5,663
Euronet Worldwide, Inc. (A)	41	5,336
Genpact Ltd.	134	5,830
Kyndryl Holdings, Inc. (A)	141	1,850
LiveRamp Holdings, Inc. (A)	53	1,982
MAXIMUS, Inc.	49	3,672
Sabre Corp. (A)	254	2,903
Western Union Co.	309	5,791
WEX, Inc. (A)	35	6,246

		41,463

Leisure Products - 0.5%
Brunswick Corp.	60	4,853
Callaway Golf Co. (A)	92	2,155
Mattel, Inc. (A)	275	6,108
Polaris, Inc.	45	4,739
YETI Holdings, Inc. (A)	69	4,139

		21,994

Life Sciences Tools & Services - 0.5%
Bruker Corp.	80	5,144
Medpace Holdings, Inc. (A)	23	3,762
Repligen Corp. (A)	40	7,524
Syneos Health, Inc. (A)	81	6,557

		22,987

Machinery - 1.8%
AGCO Corp.	48	7,009
Chart Industries, Inc. (A)	28	4,810
Colfax Corp. (A)	107	4,258

Transamerica ETF Trust	Page 3

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Crane Co.	39	$ 4,223
Donaldson Co., Inc.	97	5,037
Flowserve Corp.	102	3,662
Graco, Inc.	133	9,273
ITT, Inc.	67	5,039
Kennametal, Inc.	65	1,860
Lincoln Electric Holdings, Inc.	46	6,339
Middleby Corp. (A)	44	7,213
Oshkosh Corp.	52	5,234
Terex Corp.	55	1,961
Timken Co.	54	3,278
Toro Co.	82	7,010
Trinity Industries, Inc.	64	2,199
Watts Water Technologies, Inc., Class A	22	3,071

		81,476

Marine - 0.1%
Kirby Corp. (A)	47	3,393

Media - 0.4%
Cable One, Inc.	4	5,857
John Wiley & Sons, Inc., Class A	34	1,803
New York Times Co.	131	6,005
TEGNA, Inc.	174	3,898

		17,563

Metals & Mining - 1.5%
Alcoa Corp.	144	12,964
Cleveland-Cliffs, Inc. (A)	375	12,079
Commercial Metals Co.	95	3,954
Reliance Steel & Aluminum Co.	49	8,984
Royal Gold, Inc.	51	7,205
Steel Dynamics, Inc.	148	12,347
U.S. Steel Corp.	205	7,737
Worthington Industries, Inc.	26	1,337

		66,607

Multi-Utilities - 0.2%
Black Hills Corp.	50	3,851
MDU Resources Group, Inc.	160	4,264
NorthWestern Corp.	42	2,541

		10,656

Multiline Retail - 0.4%
Kohl’s Corp.	109	6,590
Macy’s, Inc.	235	5,725
Nordstrom, Inc.	87	2,359
Ollie’s Bargain Outlet Holdings, Inc. (A)	46	1,976

		16,650

Oil, Gas & Consumable Fuels - 1.2%
Antero Midstream Corp.	255	2,772
CNX Resources Corp. (A)	159	3,294
DT Midstream, Inc. (A)	76	4,124
EQT Corp.	236	8,121
Equitrans Midstream Corp.	319	2,692
HF Sinclair Corp.	117	4,662
Murphy Oil Corp.	114	4,604
PDC Energy, Inc.	76	5,524
Range Resources Corp. (A)	196	5,955
Targa Resources Corp.	180	13,585

		55,333

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	69	4,286

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.1%
BellRing Brands, Inc. (A)	88	$ 2,031
Coty, Inc., Class A (A)	270	2,427
Nu Skin Enterprises, Inc., Class A	39	1,868

		6,326

Pharmaceuticals - 0.3%
Jazz Pharmaceuticals PLC (A)	48	7,472
Perrigo Co. PLC	105	4,035

		11,507

Professional Services - 0.7%
ASGN, Inc. (A)	41	4,785
CACI International, Inc., Class A (A)	18	5,423
FTI Consulting, Inc. (A)	27	4,245
Insperity, Inc.	28	2,812
KBR, Inc.	110	6,020
ManpowerGroup, Inc.	43	4,038
Science Applications International Corp.	45	4,148

		31,471

Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc. (A)	40	9,578

Road & Rail - 0.8%
Avis Budget Group, Inc. (A)	31	8,162
Knight-Swift Transportation Holdings, Inc.	130	6,560
Landstar System, Inc.	30	4,525
Ryder System, Inc.	42	3,332
Saia, Inc. (A)	21	5,120
Werner Enterprises, Inc.	47	1,927
XPO Logistics, Inc. (A)	77	5,606

		35,232

Semiconductors & Semiconductor Equipment - 1.6%
Amkor Technology, Inc.	79	1,716
Azenta, Inc.	59	4,890
Cirrus Logic, Inc. (A)	45	3,816
CMC Materials, Inc.	22	4,079
First Solar, Inc. (A)	78	6,532
Lattice Semiconductor Corp. (A)	107	6,522
MKS Instruments, Inc.	44	6,600
Power Integrations, Inc.	46	4,263
Semtech Corp. (A)	51	3,536
Silicon Laboratories, Inc. (A)	30	4,506
SiTime Corp. (A)	12	2,974
SunPower Corp. (A)	65	1,396
Synaptics, Inc. (A)	31	6,184
Universal Display Corp.	34	5,676
Wolfspeed, Inc. (A)	97	11,044

		73,734

Software - 1.5%
ACI Worldwide, Inc. (A)	92	2,897
Aspen Technology, Inc. (A)	52	8,599
Blackbaud, Inc. (A)	35	2,095
CDK Global, Inc.	92	4,479
CommVault Systems, Inc. (A)	35	2,322
Digital Turbine, Inc. (A)	69	3,023
Envestnet, Inc. (A)	43	3,201
Fair Isaac Corp. (A)	21	9,796
Manhattan Associates, Inc. (A)	50	6,935
Mimecast Ltd. (A)	49	3,898
NCR Corp. (A)	104	4,180
Paylocity Holding Corp. (A)	31	6,379

Transamerica ETF Trust	Page 4

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Qualys, Inc. (A)	26	$ 3,703
SailPoint Technologies Holdings, Inc. (A)	73	3,736
Teradata Corp. (A)	85	4,190

		69,433

Specialty Retail - 1.3%
American Eagle Outfitters, Inc.	120	2,016
AutoNation, Inc. (A)	31	3,087
Dick’s Sporting Goods, Inc.	49	4,901
Five Below, Inc. (A)	44	6,968
Foot Locker, Inc.	68	2,017
GameStop Corp., Class A (A)	49	8,162
Gap, Inc.	167	2,351
Lithia Motors, Inc.	24	7,203
Murphy USA, Inc.	18	3,599
RH (A)	14	4,565
Urban Outfitters, Inc. (A)	51	1,281
Victoria’s Secret & Co. (A)	57	2,928
Williams-Sonoma, Inc.	57	8,265

		57,343

Technology Hardware, Storage & Peripherals - 0.0% (B)
Xerox Holdings Corp.	96	1,936

Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (A)	116	5,961
Carter’s, Inc.	33	3,036
Columbia Sportswear Co.	27	2,444
Crocs, Inc. (A)	46	3,514
Deckers Outdoor Corp. (A)	21	5,749
Hanesbrands, Inc.	274	4,080
Skechers USA, Inc., Class A (A)	106	4,321

		29,105

Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	87	3,585
MGIC Investment Corp.	251	3,401
New York Community Bancorp, Inc.	365	3,913
Washington Federal, Inc.	51	1,674

		12,573

Trading Companies & Distributors - 0.4%
GATX Corp.	28	3,453
MSC Industrial Direct Co., Inc., Class A	37	3,153
Univar Solutions, Inc. (A)	134	4,307
Watsco, Inc.	26	7,920

		18,833

Water Utilities - 0.2%
Essential Utilities, Inc.	180	9,203

Total Common Stocks (Cost $1,700,544)		1,829,005

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 53.7%
U.S. Treasury - 53.7%
U.S. Treasury Note 2.50%, 03/31/2027	$ 2,420,000	2,425,294

Total U.S. Government Obligation (Cost $2,429,839)		2,425,294

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 899.8%
Money Market Fund - 899.8%
State Street Institutional Treasury Money Market Fund, 0.09% (C)	40,617,639	$ 40,617,639

Total Short-Term Investment Company (Cost $40,617,639)		40,617,639

Total Investments (Cost $44,748,022)		44,871,938
Net Other Assets (Liabilities) - (894.0)%		(40,357,569)

Net Assets - 100.0%		$ 4,514,369

Transamerica ETF Trust	Page 5

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P Midcap 400® E-Mini Index	1	06/17/2022	$258,441	$268,920	$10,479	$—

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,829,005	$—	$—	$1,829,005
U.S. Government Obligation	—	2,425,294	—	2,425,294
Short-Term Investment Company	40,617,639	—	—	40,617,639

Total Investments	$42,446,644	$2,425,294	$—	$44,871,938

Other Financial Instruments
Futures Contracts (E)	$10,479	$—	$—	$10,479

Total Other Financial Instruments	$10,479	$—	$—	$10,479

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Rate disclosed reflects the yield at March 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica ETF Trust	Page 6

DeltaShares® S&P 400 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

1. INVESTMENT VALUATION

DeltaShares® S&P 400 Managed Risk ETF (the “Fund”) is a series of the Transamerica ETF Trust.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica ETF Trust	Page 7

DeltaShares® S&P 400 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

2. SUBSEQUENT EVENT

The Board has approved the liquidation of the Transamerica ETF Trust. These liquidations will be effective on or about April 12, 2022.

Transamerica ETF Trust	Page 8